Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ²			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Stanwich Mortgage Loan Trust, Series 2013-1

CIK # Not Applicable
		HUD	1,081	$216,952,401.15	100.00%	1	$63,224.74	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	5	$712,238.11	0.33%	0	$0.00	0.00%	0	$0.00	0.00%
Total			1,081	$216,952,401.15	100.00%	1	$63,224.74	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	5	$712,238.11	0.33%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed herein one (1) asset was Subject of Demand and was in Dispute (outside cure period) during the 3-month period ending 9/30/2015.
²	As disclosed in Q22015 filing four (4) assets were reported in Dispute. As of 9/30/2015, all four (4) assets continue to be in Dispute as the seller and purchaser work towards resolution.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.